Impairment and onerous contracts (Tables)	12 Months Ended
Dec. 31, 2017
Impairment and onerous contracts
Schedule of impairment losses (reversals) recognized

		Income statement
		Impairment (reversals)
Segments by class of assets	Assets or cash-generating unit	2017	2016	2015
Property, plant and equipment and intangible
Iron ore	North system	—	(160)	55
Coal	Australia	—	27	635
Base metals — nickel	Stobie	133	—	—
Base metals — nickel	Newfoundland (VNL)	—	631	3,460
Base metals — nickel	Nouvelle Caledonie (VNC)	—	284	1,462
Base metals — nickel	Onça Puma	—	—	(252)
Coal	Mozambique	—	—	2,403
Iron ore	Midwest system	—	—	522
Several segments	Other assets	138	135	127

Impairment of non-current assets		271	917	8,412

Onerous contracts		—	257	357

Impairment of non-current assets and onerous contracts		271	1,174	8,769

Investments in associates and joint ventures
Iron ore	Samarco Mineração S.A.	—	—	132
Base metals - Copper	Teal Minerals Inc.		—	314

Impairment of investments in associates and joint ventures		—	—	446